2. Summary of Significant Accounting Policies (June 2017) (Details Narrative) - shares	6 Months Ended		12 Months Ended		60 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Potentially dilutive shares	0	0	0	0
Credit Agreements [Member]
Concentration risk percentage	87.10%				87.30%
Racecars and Equipment [Member]
Property useful life	5 years
Furniture and Fixtures [Member]
Property useful life	7 years		7 years